Convertible Promissory Notes (Details) (USD $)	1 Months Ended
	May 31, 2012 ConvertibleNote	Dec. 31, 2011 ConvertibleNote	Sep. 30, 2013	Aug. 28, 2013	Aug. 22, 2013	Dec. 31, 2012	Jul. 15, 2012	Feb. 10, 2012
Convertible promissory notes (Textual)
Advances on convertible promissory notes	$ 300,000	$ 170,000
Number of convertible notes issued	5	3
Convertible promissory notes		314,000
Sale price of future securities		100% of the sale price.
Convertible debt payable	300,000						300,000
Convertible notes payable maturity period	12 months
Interest percentage payable on notes, Description	6% based on a 360 day year.
Convertible notes conversion price	$ 0.10			$ 0.32	$ 0.25		$ 0.10	$ 0.19
Debt discount	$ 300,000				$ 128,452